INVESTMENTS IN REHABILITATION AND OTHER FUNDS - Environmental obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Changes in investments in rehabilitation obligation funds movement [abstract]
Investment in Guardrisk Cell Captive	R 1,002.8	R 912.5	R 789.7
Balance at the beginning of the year	912.5	789.7
Contributions	0.0	38.3
Growth	90.3	84.5	R 50.5
Investments in rehabilitation and other funds	1,002.8	912.5
Environmental rehabilitation
Changes in investments in rehabilitation obligation funds movement [abstract]
Investments in rehabilitation and other funds	765.0	697.5
Directors’ and officers’ insurance
Changes in investments in rehabilitation obligation funds movement [abstract]
Investments in rehabilitation and other funds	118.4	108.5
Other funds
Changes in investments in rehabilitation obligation funds movement [abstract]
Investments in rehabilitation and other funds	R 119.4	R 106.5